Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Non Current Assets [Abstract]
Prepaid lease rentals	$ 2,336	$ 2,833
Indirect tax paid	11,385	11,410
Prepaid expenses	886	315
Receivable from related party		15,100
Total	$ 14,607	$ 29,658